Investment securities - Net investment income (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Investment Income
Total investment income	$ 25.2	$ 15.3	$ 60.9	$ 51.9	$ 66.6	$ 67.4	$ 52.5
Investment expenses	(3.4)	(3.2)	(9.1)	(7.7)	(9.8)	(11.2)	(12.6)
Net investment income	21.8	12.1	51.8	44.2	56.8	56.2	39.9
Fixed maturity investments
Net Investment Income
Total investment income	14.2	12.7	37.8	40.6	51.5	58.0	45.1
Short-term investments
Net Investment Income
Total investment income	2.4		3.7	0.1	1.5	0.9	2.2
Equity securities
Net Investment Income
Total investment income	5.9	1.0	14.2	3.9	$ 5.1	$ 4.1	$ 5.9
Other long-term investments
Net Investment Income
Total investment income	$ 2.7	$ 1.6	$ 5.2	$ 7.3